Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy
We have implemented processes to identify, assess and manage material cyber security risks. Those processes include frameworks to respond to and assess internal and external threats to the confidentiality, availability and integrity of our data and information systems. Our cybersecurity policies, standards, processes, and practices are part of our information security management system ("ISMS") program, which is aligned to ISO 27001:2022, an international standard for information security management.
Our cybersecurity management team, led by our Chief Information Officer and Cyber Security Manager, are responsible for assessing and managing our material risks from cybersecurity threats. The team is primarily responsible for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our external cybersecurity partners. Our cybersecurity management team has relevant academic backgrounds and possesses extensive knowledge in cybersecurity risk management.
We rely on third parties, including cloud vendors and consultants, for various business functions. We oversee third-party service providers by conducting vendor diligence. Vendors are generally assessed for risk based on the nature of their service, access to data and systems and supply chain risk
As of the date of this Annual Report, we have not experienced any cybersecurity incidents or risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, our business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented processes to identify, assess and manage material cyber security risks. Those processes include frameworks to respond to and assess internal and external threats to the confidentiality, availability and integrity of our data and information systems. Our cybersecurity policies, standards, processes, and practices are part of our information security management system ("ISMS") program, which is aligned to ISO 27001:2022, an international standard for information security management.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors has established oversight mechanisms with respect to risks from cybersecurity threats. Our Audit and Risk Committee has responsibility for the oversight of cybersecurity, including the responsibility to review and discuss with management and the Company’s auditors, as appropriate, management risks relating to data privacy, technology and information security. The Audit and Risk Committee, or the Board of Directors as a whole, is briefed on any material cybersecurity incidents that may adversely affect the Company and on cybersecurity risks in general.
At the management level, our cybersecurity program is managed by our Chief Information Officer, who reports to our
Group Chief Financial Officer. Our Chief Information Officer reports regularly to the Audit and Risk Committee and such reporting includes topics such as risk assessments, risk management and control decisions, service provider arrangements, test results, security incidents and responses and recommendations for changes and updates to policies and procedures.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Audit
and Risk Committee has responsibility for the oversight of cybersecurity, including the responsibility to review and discuss with management and the Company’s auditors, as appropriate, management risks relating to data privacy, technology and information security.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit and Risk Committee, or the Board of Directors as a whole, is briefed on any material cybersecurity incidents that may adversely affect the Company and on cybersecurity risks in general.
Cybersecurity Risk Role of Management [Text Block]	Our cybersecurity management team, led by our Chief Information Officer and Cyber Security Manager, are responsible for assessing and managing our material risks from cybersecurity threats. The team is primarily responsible for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our external cybersecurity partners. Our cybersecurity management team has relevant academic backgrounds and possesses extensive knowledge in cybersecurity risk management.
At the management level, our cybersecurity program is managed by our Chief Information Officer, who reports to our
Group Chief Financial Officer. Our Chief Information Officer reports regularly to the Audit and Risk Committee and such reporting includes topics such as risk assessments, risk management and control decisions, service provider arrangements, test results, security incidents and responses and recommendations for changes and updates to policies and procedures.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity management team, led by our Chief Information Officer and Cyber Security Manager, are responsible for assessing and managing our material risks from cybersecurity threats. The team is primarily responsible for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our external cybersecurity partners. Our cybersecurity management team has relevant academic backgrounds and possesses extensive knowledge in cybersecurity risk management.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity management team has relevant academic backgrounds and possesses extensive knowledge in cybersecurity risk management.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	At the management level, our cybersecurity program is managed by our Chief Information Officer, who reports to our
Group Chief Financial Officer. Our Chief Information Officer reports regularly to the Audit and Risk Committee and such reporting includes topics such as risk assessments, risk management and control decisions, service provider arrangements, test results, security incidents and responses and recommendations for changes and updates to policies and procedures.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true